CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - 1 months ended Jun. 30, 2023 - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - June 15, 2023 Inception at Jun. 14, 2023
Beginning balance, shares at Jun. 14, 2023
Issuance of Common Stock	$ 10	(10)
Issuance of Common Stock, shares	10,000
Capital Contributions		854		854
Net Loss for the Period			(1,854)	(1,854)
Balance - June 30, 2023 at Jun. 30, 2023	$ 10	$ 844	$ (1,854)	$ (1,000)
Ending balance, shares at Jun. 30, 2023	10,000